TAXES ON INCOME (Narrative) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013
TAXES ON INCOME [Abstract]
Valuation allowance	8,177	$ 2,649
Operating Loss Carryforwards [Line Items]
Deferred tax asset, carryforward tax business losses	10,627 [1]	3,405	[1]
Unrecognized income tax benefits that, if recognized, would impact the effective tax rate	213
Domestic Country [Member] | Top Image Systems Ltd. [Member]
Operating Loss Carryforwards [Line Items]
Loss carryforwards	8,845
Capital loss carryforwards	1,890
Deferred tax asset, carryforward tax business losses	1,268
Foreign Country [Member]
Operating Loss Carryforwards [Line Items]
Loss carryforwards	29,286
Internal Revenue Service (IRS) [Member]
Operating Loss Carryforwards [Line Items]
Loss carryforwards	24,187
Internal Revenue Service (IRS) [Member] | Minimum [Member]
Operating Loss Carryforwards [Line Items]
Years losses can be carried forward	8 years
Internal Revenue Service (IRS) [Member] | Maximum [Member]
Operating Loss Carryforwards [Line Items]
Years losses can be carried forward	20 years
Her Majesty's Revenue and Customs (HMRC) [Member]
Operating Loss Carryforwards [Line Items]
Loss carryforwards	751
Inland Revenue, Singapore (IRAS) [Member]
Operating Loss Carryforwards [Line Items]
Loss carryforwards	2,282
National Tax Agency, Japan [Member]
Operating Loss Carryforwards [Line Items]
Loss carryforwards	2,066

[1]	Inclusive of the effect of enacted changes in tax rates in accordance with Israeli Law for Economic Efficiency (Amended Legislation for Implementing the Economic Plan for 2010, 2011 and 2013).